SUPPLEMENT TO THE PROSPECTUS OF
         MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
                     Dated November 25, 1998

     The   second   paragraph  under  the   subsection   entitled
"Portfolio Management" in the section of the Prospectus  entitled
"INVESTMENT OBJECTIVES AND POLICIES" is hereby replaced by the following:

     The   Fund's  portfolio  is  managed  within  MSDW
     Advisors' Growth and Income Group. Paul  D.  Vance
     and  Peter  M.  Avelar, Senior Vice Presidents  of
     MSDW  Advisors,  and  Catherine  Maniscalco,  Vice
     President of MSDW Advisors, have been the  primary
     portfolio  co-managers  of  the  Fund  since   its
     inception,    January   1998   and   July    1999,
     respectively. Messrs. Vance and Avelar  have  been
     portfolio  managers with MSDW  Advisors  for  over
     five  years.   Prior to joining MSDW  Advisors  in
     March   1995,  Ms.  Maniscalco  was  a   portfolio
     management software product specialist at National
     Investor Data Services (April 1994-March 1995).


July 29, 1999